Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2017
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1. Basis of Presentation and General Information:
The accompanying unaudited interim condensed consolidated financial statements include the accounts of Ocean Rig UDW Inc. (in provisional liquidation), its subsidiaries and consolidated Variable Interest Entities ("VIEs") (collectively, the "Company," "Ocean Rig" or the "Group"). Ocean Rig was formed on December 10, 2007, under the laws of the Republic of the Marshall Islands under the name Primelead Shareholders Inc. as an international contractor of offshore deepwater drilling services. The Company was established by DryShips Inc. ("DryShips" or formerly the "Parent") for the purpose of being the holding company of its drilling segment. DryShips is a publicly listed company on the NASDAQ Capital Market (NASDAQGS: DRYS). On November 24, 2010 and up to December 31, 2016, Ocean Rig UDW had an established office and was registered with the Cypriot Registrar of Companies as an overseas company. On October 6, 2011, the Company's common shares commenced "regular way" trading on the NASDAQ Global Select Market under the ticker symbol "ORIG."
On April 5, 2016, the Company purchased all of its shares held by DryShips, through its unrestricted subsidiary, Ocean Rig Investments Inc. (Note 11). After this transaction, DryShips no longer holds any equity interest in the Company.
As of April 14, 2016, the corporate domicile of the Company moved from the Republic of the Marshall Islands to the Cayman Islands.
The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP") and applicable rules and regulations of the Securities and Exchange Commission ("SEC") for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2016, filed with the SEC on March 22, 2017.
These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the Company's annual consolidated financial statements. As of December 31, 2016 and June 30, 2017, the Company consolidated one VIE which supports our drilling operation in specific locations, for which it is deemed to be the primary beneficiary, i.e. it has a controlling financial interest in this entity. The VIE's total assets and liabilities, as of December 31, 2016, were $23,227 and $86,119, respectively, while total liabilities exceeded total assets by $62,892. The VIE's total assets and liabilities, as of June 30, 2017, were $19,520 and $90,566, respectively, while total liabilities exceeded total assets by $71,046. As of December 31, 2016 and June 30, 2017, the Company also consolidated one VIE due to the Trust (as defined) formed for the purpose of the amendment of the $462,000 Senior Secured Credit Facility (Note 9). Since the assets of the Trust can be used only to settle obligations of the Trust itself and at the same time creditors of the Trust do not have recourse to the general credit of the primary beneficiary, such assets and liabilities are analyzed as follows:

	December 31, 2016	June 30, 2017
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$167	$17
Restricted cash	31,956	34,589
Trade accounts receivable, net	3,341	16,759
Other current assets	1,884	1,976
Total current assets	37,348	53,341

FIXED ASSETS, NET:
Drilling units, machinery and equipment, net	675,420	658,998
Total fixed assets, net	675,420	658,998

OTHER NON-CURRENT ASSETS:
Restricted cash	20,008	-
Total non-current assets, net	20,008	-
Total assets	$732,776	$712,339
LIABILITIES AND STOCKHOLDERS' EQUITY

CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	$164,218	$159,825
Accounts payable and other current liabilities	5,218	2,647
Accrued liabilities	1,791	2,948
Total current liabilities	171,227	165,420

NON-CURRENT LIABILITIES:
Long term debt, net of current portion and deferred financing costs	82,947	-
Total non-current liabilities	82,947	-

COMMITMENTS AND CONTINGENCIES	-	-
SHAREHOLDERS' EQUITY:
Common stock, $20 par value; 1,000 shares authorized and issued at December 31, 2016 and June 30, 2017	20	20
Additional paid-in capital	960	960
Retained earnings	477,622	545,939
Total shareholders' equity	478,602	546,919
Total liabilities and shareholders' equity	$732,776	$712,339

In the opinion of the management, these unaudited interim condensed consolidated financial statements reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2017, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2017.